OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Total Operating Lease Expenses

For the year ended December 31, 2019
(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$1,790
Right-of-use assets obtained in exchange the new lease obligations:
Operating leases	$2,860
Weighted average remaining lease term
Operating leases	1.9 years
Weighted average discount rate
Operating leases	4.38%

Summary of Maturities of Lease liabilities

Maturities of lease liabilities as of December 31, 2019 are as follows:

Amount
(in thousands)
2020	$1,680
2021	1,223
2022	179
2023	12
2024	—
Thereafter	—
Total future lease payments	3,094
Less: Imputed interest	135
Total lease liability balance	$2,959

Schedule of Future Minimize Payment Under Non-cancel Operating Lease

For comparative periods prior to the adoption of the new accounting guidance on January 1, 2019, the Company has retained the following disclosures as previously reported. Future minimum lease payments under non-cancelable operating leases as of December 31, 2018 were as follows:

Amount
(in thousands)
2019	$1,674
2020	1,112
2021	649
2022	—
2023	—
Thereafter	—
Total	$3,435